UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591


13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285


Signature, Place and Date of Signing:

/S/ Arthur D. Charpentier      Tarrytown, New York            February 1, 2003
-----------------------     --------------------------       -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $97,699,517



List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



                                                      FORM 13F                                                   (SEC USE ONLY)
                                                Arthur D. Charpentier
12/31/02
                                                                                              Item 7             Item 8:
                                Item 2:    Item 3:    Item 4:      Item 5:        Item 6:     Managers   Voting Authority (shares)
Item 1:                         Title of   CUSIP      Fair Mkt    Shares or       Investment  See         (a)       (b)     (c)
Name of Issuer                  Class      Number     Value       Principal Amt   Discretion  Instr. V    Sole     Shared   None
--------------                  -----      ------     -----       -------------   ----------  --------    ----     ------   ----
C.H. Robinson Worldwide, Inc.   Common     12541W100   8,034,000    257,500       sole                     257,500
Capital One Finiancial Corp.    Common     14040H105  24,217,342    814,850       sole                     814,850
Cardinal Health                 Common     14149Y108   5,919,000    100,000       sole                     100,000
Certegy                         Common     156880106   5,005,745    203,900       sole                     203,900
Equifax Inc.                    Common     294429105   9,451,533    408,450       sole                     408,450
Global Payments Inc             Common     37940X102  10,876,998    339,800       sole                     339,800
NDC Health Corporation          Common     639480102  10,616,650    533,500       sole                     533,500
Charles Schwab Corp.            Common     808513105  12,223,849  1,126,622       sole                   1,126,622
ServiceMaster                   Common     81760N109   7,259,400    654,000       sole                     654,000
State Street Corporation        Common     857477103   4,095,000    105,000       sole                     105,000

COLUMN TOTAL                                          97,699,517




00429.0001 #380542